Financial Instruments - Fair Values of Derivatives (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	$ 199	$ 261
Derivative Liabilities, Total	(123)	(94)
Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	154	208
Derivative Liabilities, Total	(75)	(56)
Derivatives Designated as Hedging Instruments [Member] | Foreign exchange derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	95	159
Derivative Liabilities, Total	(52)	(42)
Derivatives Designated as Hedging Instruments [Member] | Interest rate derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	59	49
Derivative Liabilities, Total	(23)	(14)
Derivatives Not Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	45	53
Derivative Liabilities, Total	(48)	(38)
Derivatives Not Designated as Hedging Instruments [Member] | Foreign exchange derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	38	45
Derivative Liabilities, Total	(35)	(28)
Derivatives Not Designated as Hedging Instruments [Member] | Interest rate derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	7	8
Derivative Liabilities, Total	$ (13)	$ (10)